Fair Value Measurements - Non-Financial Assets Measured and Recorded at Fair Value on a Non-Recurring (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets measured on a non-recurring basis
Goodwill	$ 32,047,000	$ 32,047,000	$ 32,547,000
Goodwill, loss	0	0	0
Intangible assets, other than goodwill	35,902,000	40,092,000
Long-lived assets	71,414,000	74,869,000	93,725,000
Restructuring and Impairment Charge [Member]
Assets measured on a non-recurring basis
long-lived assets, loss	433,000
Impairment charge		$ 3,770,000